PROPERTY, PLANT AND EQUIPMENT (Production Lines) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Construction in Progress, Gross	$ 34,969,529
Estimated cost to complete construction	12,795,353
Production Lines [Member]
Property, Plant and Equipment [Line Items]
Construction in Progress, Gross	15,080,014
Estimated cost to complete construction	168,536
Estimated time to complete	June, 2013
Plant [Member]
Property, Plant and Equipment [Line Items]
Construction in Progress, Gross	6,983,931
Estimated cost to complete construction	6,142,664
Estimated time to complete	April, 2013
Staff Quarters [Member]
Property, Plant and Equipment [Line Items]
Construction in Progress, Gross	12,905,584
Estimated cost to complete construction	$ 6,484,153
Estimated time to complete	October, 2013